Putnam Short Duration Income Fund Supplement	Total
RiskReturn
Supplement Text

Prospectus Supplement	February 28, 2017

Putnam Short Duration Income Fund
Prospectus dated November 30, 2016

Effective April 1, 2017, purchases of class B shares will be closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

The prospectus is supplemented as follows to add information about class T shares. Class T shares of the fund are not currently available for purchase.

The front cover page is supplemented to add class T shares to the list of shares to which the prospectus relates, and to indicate that the fund symbol for class T shares is pending.

The following information replaces similar disclosure for the fund under Fees and expenses:

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. Information about sales charge discounts is available from your financial advisor and in the Appendix to the fund’s prospectus.

The following information is added to similar disclosure for the fund under Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as
	imposed on purchases (as a	a percentage of original purchase price or
Share class	percentage of offering price)	redemption proceeds, whichever is lower)

Class T	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual		Total annual fund
	Manage-	and service	Other	fund operating	Expense reim-	operating expenses after
Share class	ment fees	(12b-1) fees	expenses	expenses	bursemen t#	expense reimbursement

Class T	0.34%	0.25%	0.11% <	0.70%	(0.15)%	0.55%

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2017. This obligation may be modified or discontinued only with approval of the Board of Trustees.

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$56	$209	$375	$856

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are Michael Salm, Joanne Driscoll and Emily Shanks.

Ms. Shanks joined the portfolio team for the fund in February 2017 and is a Portfolio Manager.